CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Jan. 31, 2014	Jan. 31, 2013
Preferred Stock, No Par Value
Preferred Stock, Shares Authorized
Preferred Stock, Shares Issued
Preferred Stock, Shares Outstanding
Common Stock, No Par Value
Common Stock, Unlimited Shares Authorized
Common Stock, Shares, Issued	87,992,975	71,677,317
Common Stock, Shares, Outstanding	87,992,975	71,677,317